SCHEDULE OF CONTINGENT CONSIDERATION (Details) (Parenthetical) - Zigi Carmel Initiatives and Investments Ltd. [member] - Former shareholder [member]	Sep. 22, 2022 shares $ / shares
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5
Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	7,920,000
Share price | $ / shares	$ 5.40